Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust IV
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2018